Subsequent Events - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2015 JPY (¥) shares	Apr. 30, 2015	Jun. 30, 2015 JPY (¥)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Subsequent Event [Line Items]
Proceeds from sale of business					¥ 93	¥ 15,016	¥ 52,756
Gain on sale of securities investments, net					¥ 8,714	¥ 12,049	¥ 41,781
Subsequent event | logistics business
Subsequent Event [Line Items]
Proceeds from sale of business	¥ 18,000
Orchard Media Inc | Subsequent event
Subsequent Event [Line Items]
Business acquisition, percentage of equity interest		100.00%
Ownership percentage in equity method investment		51.00%
Olympus Corporation | Subsequent event
Subsequent Event [Line Items]
Common stock shares sold | shares	17,243,950
Common Stock Shares Issued | shares	34,487,900
Scenario Forecast | logistics business
Subsequent Event [Line Items]
Gain on disposal of business			¥ 13,000
Scenario Forecast | Orchard Media Inc
Subsequent Event [Line Items]
Recognized gain on remeasured equity interest | $				$ 150
Scenario Forecast | Olympus Corporation
Subsequent Event [Line Items]
Gain on sale of securities investments, net			¥ 46,757